Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.60%	0.60%
United States Real GDP year-over-year growth	2.10%	0.90%
Canadian unemployment rate	6.20%	6.10%
United States unemployment rate	4.10%	4.10%
Canadian Housing Price Index growth	0.20%	0.80%
S&P 500 Index growth rate	5.90%	5.50%
Canadian household debt service ratio	15.40%	15.50%
West Texas Intermediate Oil Price	$ 73	$ 84
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.00%	1.90%
United States Real GDP year-over-year growth	1.90%	1.70%
Canadian unemployment rate	5.90%	5.80%
United States unemployment rate	3.90%	4.00%
Canadian Housing Price Index growth	3.50%	3.00%
S&P 500 Index growth rate	5.90%	5.90%
Canadian household debt service ratio	14.60%	14.80%
West Texas Intermediate Oil Price	$ 76	$ 76
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.70%	2.00%
United States Real GDP year-over-year growth	3.10%	3.00%
Canadian unemployment rate	5.30%	5.30%
United States unemployment rate	3.30%	3.20%
Canadian Housing Price Index growth	2.30%	4.40%
S&P 500 Index growth rate	10.80%	12.50%
Canadian household debt service ratio	14.90%	14.90%
West Texas Intermediate Oil Price	$ 97	$ 97
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.70%	2.70%
United States Real GDP year-over-year growth	3.00%	3.10%
Canadian unemployment rate	5.30%	5.40%
United States unemployment rate	3.30%	3.20%
Canadian Housing Price Index growth	5.00%	5.40%
S&P 500 Index growth rate	10.20%	11.10%
Canadian household debt service ratio	14.30%	14.50%
West Texas Intermediate Oil Price	$ 129	$ 110
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	(0.60%)	(0.70%)
United States Real GDP year-over-year growth	0.00%	(0.80%)
Canadian unemployment rate	7.20%	7.10%
United States unemployment rate	5.60%	5.40%
Canadian Housing Price Index growth	(4.80%)	(7.80%)
S&P 500 Index growth rate	(8.40%)	(2.50%)
Canadian household debt service ratio	15.90%	16.10%
West Texas Intermediate Oil Price	$ 71	$ 70
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.00%	1.30%
United States Real GDP year-over-year growth	0.60%	0.90%
Canadian unemployment rate	6.90%	6.90%
United States unemployment rate	5.00%	4.90%
Canadian Housing Price Index growth	1.90%	0.40%
S&P 500 Index growth rate	(4.60%)	(0.50%)
Canadian household debt service ratio	15.00%	15.00%
West Texas Intermediate Oil Price	$ 57	$ 58